Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2019
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	May 31, 2019
Document Effective Date	May 31, 2019
Prospectus Date	May 31, 2019
Hamilton Share Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new | DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Prospectus:
Trading Symbol	DRSXX
Hamilton Share Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DSHXX
Premier Share Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DERXX